Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Oct. 17, 2023
Statement of Financial Position [Abstract]
Ordinary shares , par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	19,999,900	500,000,000
Ordinary shares, shares, issued	20,000,000		20,000,000	100
Ordinary shares, shares, outstanding	20,000,000		20,000,000	100